OTHER OPERATING INCOME/(EXPENSE), NET - IMPAIRMENT LOSSES ON LONG-LIVED ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	¥ 6,281	¥ 21,258	¥ 16,425
Exploration and production
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	¥ 4,274	¥ 13,556	¥ 11,605
Pre-tax discount rate	10.47%	10.47%	10.47%
Estimated decrease rate of oil price	5.00%
Estimated increase rate of operating cost	5.00%
Estimated increase discount rate	5.00%
Exploration and production | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	¥ 4,274	¥ 12,611	¥ 10,594
Impairment loss due to estimated decrease rate of oil price	312
Impairment loss due to estimated increase rate of operating cost	315
Impairment loss due to estimated increase discount rate	5
Exploration and production | Investment in joint ventures
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets		907
Exploration and production | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets		21	1,005
Exploration and production | Goodwill
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets			6
Exploration and production | Available for sale financial assets
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets		17
Chemicals segment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	1,374	4,922	2,898
Chemicals segment | Entrusted loan
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses on entrusted loan	97
Chemicals segment | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	1,252	4,779	2,840
Chemicals segment | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	25	143	58
Refining segment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	353	1,894	1,655
Refining segment | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	353	1,836	1,245
Refining segment | Investment in associates
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	10
Refining segment | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	47	410
Refining segment | Intangible assets [member]
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	1
Marketing and distribution
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	264	675	267
Marketing and distribution | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	254	597	242
Marketing and distribution | Construction in progress
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	3	41	13
Marketing and distribution | Intangible assets [member]
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	6
Marketing and distribution | Investment in associates and joint ventures
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	7	19	1
Marketing and distribution | Lease prepayment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets		12	11
Corporate and others
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	16	¥ 211	211
Corporate and others | Property, plant and equipment
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	16		¥ 13
Corporate and others | Goodwill
Disclosure of impairment loss recognised or reversed [line items]
Impairment losses recognized on long-lived assets	¥ 198